DEBT	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
DEBT
7.   DEBT

The $58.2 million DnB loan was repaid in April 2013. Loan payments of $16.7 million in the six months ended June 30, 2013 included $12.4 million that was repaid upon the sale of VLCC Mayfair.

The $175.0 million loan facility was amended in May 2013 such that the $75.0 million revolving credit facility was reduced to $40.0 million. We were in compliance with all of the financial covenants contained in our loan agreement as of June 30, 2013.